Investment Strategy - Roundhill S&P 500(R) Defensive Income ETF	Oct. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the S&P 500 Weekly Put-Write Index (USD) TR (the “Index”). The Index is designed to employ a defensive income options strategy linked to the S&P 500® Index (the “Underlying Index”) by establishing buffers against downside Underlying Index performance and generating current income.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide investment exposure to the returns of the Index. The Fund will obtain exposure to the Index through total return swap agreements under which the swap counterparty pays the Fund the return of the Index, which reflects the performance of the Underlying Index Put Options (as defined below), on a notional amount approximately equal to the Fund’s net assets, in exchange for a financing fee. Each swap is a bullet swap with a term of greater than one year. The Fund and the swap counterparties will not exchange daily or other periodic payments based on the Index’s performance. Instead, the net amount owed will be paid in a single payment at maturity (or earlier termination) of the swap. Each swap will, however, be valued daily based on the Index’s daily performance, and collateral will be exchanged daily based on that value. Distributions of option income made before a swap matures will be paid from the Fund’s cash holdings.

In a swap transaction, two parties agree to exchange returns or differentials in rates of return on specified assets, rates or indices, calculated with respect to a notional amount. In a total return swap, one party receives the total return of a reference asset (including appreciation and income) while paying a financing rate and any depreciation. Swaps allow a party to gain economic exposure to an asset (i.e., the Underlying Index) without directly owning it.

S&P 500 Weekly Put Write Index

The Index methodology involves selling “Underlying Index Put Options,” which are put options on the Underlying Index. The Underlying Index Put Options are sold at strike prices below the then-current Underlying Index price, establishing levels of downside Underlying Index performance before losses are incurred (the “Buffer”) and generating premium income. The strike price of each sold Underlying Index Put Option determines the level at which point the Index begins to experience investment losses (the “Buffer Level”). The Fund is subject to losses if the Underlying Index falls below the sold put option’s strike price. Once losses on the Underlying Index exceed the Buffer, investors will bear the risk of any further losses. By selling Underlying Index Put Options and receiving premiums in connection with such sales, the Index is constructed to provide positive returns when the Underlying Index is flat, rising, or declines up to the Buffer Level. If the Underlying Index closes at or above the Buffer Level on the expiration date of the Underlying Index Put Options, the options expire worthless and the Index reflects the premium received. If the Underlying Index closes below the Buffer Level, the Index reflects a loss, partially offset by the premium received. The Fund does not participate in the upside performance of the Underlying Index. The premium collected from selling put options is the maximum profit potential from the sale of the option.

The Index sells five-business-day-to-maturity Underlying Index Put Options on a daily basis. Each of the Underlying Index Put Options sold daily is on 25% of the Underlying Index notional value, resulting in a total value of Underlying Index option strike exposure of 125% (i.e., the total notional value at risk of 125% that will be lost based on the option strike). As a result of this leveraged options investment profile for Underlying Index Put Option returns, the Index is also exposed to leveraged losses below the strike price of each Underlying Index Put Option. The Index methodology specifies regular rolling of the Underlying Index Put Options, each day establishing new five business-day-to-maturity options, typically on a weekly basis, with each reset establishing a new downside Buffer relative to the Index level for the next week’s tenor. Each trading day, 25% of the exposure will expire and be rolled into a new short put option with a new strike and premium received. This will occur every trading day. The only exception will be holiday weeks, when a higher percentage of exposure may expire on a single day.  See “Additional Information About the Fund’s Principal Investment Strategies – S&P 500 Weekly Put Write Index.”

The Fund expects to hold U.S. Treasury securities or cash instruments as collateral for the swaps. The Fund does not actively manage its options strategy; instead, it follows the rules-based approach defined by the Index, including minimum and maximum Buffer Levels and option premium income targets, which are adjusted by the Index provider based on market conditions.

The Fund intends to make monthly distribution payments to shareholders. The monthly distribution payments are intended to provide shareholders with call premium income. However, a significant portion of the Fund’s distributions are expected to be sourced from the Fund’s net assets rather than from current income or realized gains, because the Fund will not recognize gain or loss on a swap agreement until the swap matures or is terminated, and all option income generation is tied into the swap value. Upon maturity or termination of a swap agreement, the Fund will recognize gain or loss in an amount equal to the net payment received or paid, the character of which will depend on the terms of the swap and the Fund’s holding period. You should not assume that the source of the distributions is from the net profits of the Fund. If returns of capital exceed your tax basis, you will recognize gain as if you had sold the Shares. See “Principal Risks – Return of Capital Tax Risk.”

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of October 30, 2026, the Index was concentrated in the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).